1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

RICHARD HOROWITZ

richard.horowitz@dechert.com +1 212 698 3525 Direct +1 212 698 0452 Fax

August 26, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Ramius Archview Credit and Distressed Fund
(File Nos. 811-23056 and 333-204148)

Ladies and Gentlemen:

On behalf of Ramius Archview Credit and Distressed Fund (the “Registrant”) (formerly Ramius Archview Event Credit Fund), a closed-end management investment company, electronically transmitted for filing is Pre-Effective Amendment No. 2 to the Registrant’s registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 on Form N-2 (the “Registration Statement”). This filing is being made for the purposes of (i) responding to comments of the staff of the Securities and Exchange Commission to Pre-Effective Amendment No. 1 to the Registration Statement; and (ii) making certain other changes to the Prospectus and Statement of Additional Information for the Registrant.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

Please direct any questions concerning the filing to the undersigned at 212-698-3525 or Matthew K. Kerfoot at 212-641-5694.

Very truly yours,

/s/ Richard Horowitz

Richard Horowitz